Operating Segments	6 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Operating segments

Note 3. Operating segments

The consolidated entity has identified its operating segments based on the internal reports that are reviewed and used by the Board of Directors in assessing performance and determining the allocation of resources.

Reportable segments disclosed are based on aggregating operating segments, where the segments have similar characteristics. The consolidated entity’s sole activity is mobile application and technology development. Therefore, it has aggregated all operating segments into the one reportable segment being technological development.